Credit Facilities - Additional Information (Details) $ in Millions, $ in Millions	Dec. 31, 2022 USD ($)	Dec. 31, 2022 CAD ($)	Jul. 25, 2022 CAD ($)	Dec. 31, 2021 CAD ($)
Disclosure of detailed information about borrowings [line items]
Outstanding letters of credit		$ 15.7		$ 15.0
Revolving Facilities
Disclosure of detailed information about borrowings [line items]
Maximum borrowing capacity	$ 850
Operating loan
Disclosure of detailed information about borrowings [line items]
Maximum borrowing capacity	50
Syndicated loan
Disclosure of detailed information about borrowings [line items]
Maximum borrowing capacity	600
Subsidiary operating loan
Disclosure of detailed information about borrowings [line items]
Maximum borrowing capacity	10
Subsidiary syndicated loan
Disclosure of detailed information about borrowings [line items]
Maximum borrowing capacity	$ 190
Long-Term Notes And Credit Facilities | Weighted average [member] | Effective Interest Rate
Disclosure of detailed information about borrowings [line items]
Weighted average interest rate on Credit Facilities	3.60%	3.60%		2.10%
LC Facility
Disclosure of detailed information about borrowings [line items]
Outstanding letters of credit			$ 20.0